Financial Statement Schedule I Condensed Financial Information of Parent Company Consolidated Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net loss	¥ (1,441,913)	$ (226,268)	¥ (1,339,908)	¥ (963,750)
Other comprehensive loss, net of tax of nil:
Change in cumulative foreign currency translation adjustments	(30,923)	(4,852)	(38,602)	(11,972)
Total comprehensive loss attributable to 17 Education & Technology Group Inc.	(1,472,836)	(231,120)	(1,378,510)	(975,722)
Parent Company
Net loss	(1,441,913)	(226,268)	(1,339,908)	(963,750)
Other comprehensive loss, net of tax of nil:
Change in cumulative foreign currency translation adjustments	(30,923)	(4,852)	(38,602)	(11,972)
Total comprehensive loss attributable to 17 Education & Technology Group Inc.	¥ (1,472,836)	$ (231,120)	¥ (1,378,510)	¥ (975,722)